Federated Hermes Kaufmann Fund II
Portfolio of Investments
September 30, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.9%
		Communication Services—2.1%
4,650		Alphabet, Inc., Class A	$ 771,202
970		Meta Platforms, Inc.	555,267
11,418	[1]	Pinterest, Inc.	369,601
1,400	[1]	Spotify Technology SA	515,942
30,100	[2]	Universal Music Group N.V.	788,142
		TOTAL	3,000,154
		Consumer Discretionary—12.1%
4,225	[1]	Airbnb, Inc.	535,772
2,210		Alibaba Group Holding Ltd., ADR	234,525
10,500	[1]	Amazon.com, Inc.	1,956,465
13,100	[1]	Birkenstock Holding Ltd.	645,699
24,000	[1]	Chipotle Mexican Grill, Inc.	1,382,880
7,800	[1]	DoorDash, Inc.	1,113,294
21,000	[1]	DraftKings, Inc.	823,200
1,400	[1]	Duolingo, Inc.	394,828
5,140	[1]	Floor & Decor Holdings, Inc.	638,234
490	[1]	Mercadolibre, Inc.	1,005,460
9,300		Moncler S.p.A	590,493
9,820	[1]	On Holding AG	492,473
5,600	[1]	Planet Fitness, Inc.	454,832
49,700	[1]	Sportradar Group AG	601,867
1,700		Texas Roadhouse, Inc.	300,220
6,700		TJX Cos., Inc.	787,518
25,000	[1]	Viking Holdings Ltd.	872,250
11,135		Wingstop, Inc.	4,633,051
		TOTAL	17,463,061
		Consumer Staples—2.2%
1,725		Costco Wholesale Corp.	1,529,247
5,750	[1]	Maplebear, Inc.	234,255
12,100		Philip Morris International, Inc.	1,468,940
		TOTAL	3,232,442
		Energy—0.3%
41,520		New Fortress Energy, Inc.	377,417
		Financials—9.1%
16,960		Apollo Global Management, Inc.	2,118,474
1,600		BlackRock, Inc.	1,519,216
153,900	[1]	Blue Owl Capital, Inc.	2,979,504
18,100		Hamilton Lane, Inc.	3,047,859
8,063		London Stock Exchange Group PLC	1,102,462
1,000		MSCI, Inc., Class A	582,930
2,700		S&P Global, Inc.	1,394,874
14,200	[1]	Toast, Inc.	402,002
		TOTAL	13,147,321
		Health Care—28.8%
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
339	[1]	Alnylam Pharmaceuticals, Inc.	93,235
17,600	[1]	Amphastar Pharmaceuticals, Inc.	854,128

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	$ 1,396,314
12,600	[1]	Argenx SE	6,820,032
2,100		AstraZeneca PLC	327,106
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
196,600	[1]	aTyr Pharma, Inc.	346,016
12,200	[1]	Boston Scientific Corp.	1,022,360
56,475	[1,3]	Contra Akouos, Inc., Rights	29,706
4,606	[1]	CRISPR Therapeutics AG	216,390
7,930		Danaher Corp.	2,204,699
4,900	[1]	Dexcom, Inc.	328,496
63,900	[1]	Dynavax Technologies Corp.	711,846
15,500	[1]	Dyne Therapeutics, Inc.	556,760
3,561	[1]	EDAP TMS S.A., ADR	9,081
1,150		Eli Lilly & Co.	1,018,831
29,957	[1]	EyePoint Pharmaceuticals, Inc.	239,356
13,250	[1]	Guardant Health, Inc.	303,955
75,600	[1]	IDEAYA Biosciences, Inc.	2,395,008
3,143	[1]	Immunovant, Inc.	89,607
4,260	[1]	Inspire Medical Systems, Inc.	899,073
4,000	[1]	Insulet Corp.	931,000
39,545	[1]	Intellia Therapeutics, Inc.	812,650
3,260	[1]	Intuitive Surgical, Inc.	1,601,540
22,200	[1]	Legend Biotech Corp., ADR	1,081,806
21,700	[1]	Merus NV	1,084,132
17,225	[1]	Minerva Neurosciences, Inc.	45,991
4,050	[1]	Minerva Neurosciences, Inc.	10,814
15,800	[1]	Moonlake Immunotherapeutics	796,636
9,600	[1]	Natera, Inc.	1,218,720
6,800		Novo Nordisk A/S	809,698
19,500	[1,2]	Phathom Pharmaceuticals, Inc.	352,560
4,000	[1]	PROCEPT BioRobotics Corp.	320,480
173,154	[1]	Regulus Therapeutics, Inc.	271,852
4,600	[1]	Repligen Corp.	684,572
97,414	[1]	Rezolute, Inc.	472,458
23,900	[1]	Rhythm Pharmaceuticals, Inc.	1,252,121
4,307	[1,3]	Sail Biomedicines, Inc.	114,267
5,700	[1]	Sarepta Therapeutics, Inc.	711,873
22,000	[1]	Scynexis, Inc.	32,780
34,300	[1,2]	Structure Therapeutics, Inc., ADR	1,505,427
2,125		Stryker Corp.	767,677
14,850	[1]	Syndax Pharmaceuticals, Inc.	285,862
1,217		UCB S.A.	219,454
28,300	[1]	Ultragenyx Pharmaceutical, Inc.	1,572,065
4,500	[1]	Vaxcyte, Inc.	514,215
3,000	[1]	Veeva Systems, Inc.	629,610
1,662	[1]	Vera Therapeutics, Inc.	73,460
4,300	[1]	Vericel Corp	181,675
32,900	[1]	Verona Pharma PLC, ADR	946,533
11,200	[1]	Xenon Pharmaceuticals, Inc.	440,944
10,800	[1]	Zealand Pharma AS	1,311,229
18,000	[1]	Zenas Biopharma, Inc.	304,560

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
4,579	[1]	Zenas Biopharma, Inc.	$ 77,477
		TOTAL	41,513,393
		Industrials—16.8%
1,180	[1]	Axon Enterprise, Inc.	471,528
2,730		Comfort Systems USA, Inc.	1,065,655
8,300		Eaton Corp. PLC	2,750,952
9,300		GE Aerospace	1,753,794
2,600	[1]	GE Vernova, Inc.	662,948
5,825	[1]	GXO Logistics, Inc.	303,308
10,500		HEICO Corp.	2,745,540
12,360	[1]	Loar Holdings, Inc.	921,932
12,500		Quanta Services, Inc.	3,726,875
7,500		Trane Technologies PLC	2,915,475
2,200	[1]	Trex Co., Inc.	146,476
14,500	[1]	Uber Technologies, Inc.	1,089,820
18,600		Veralto Corp.	2,080,596
12,500		Vertiv Holdings Co.	1,243,625
12,800		Wabtec Corp.	2,326,656
		TOTAL	24,205,180
		Information Technology—17.0%
935		Adobe, Inc.	484,124
5,240	[1]	Advanced Micro Devices, Inc.	859,779
4,680	[1]	Crowdstrike Holdings, Inc.	1,312,600
3,120	[1]	CyberArk Software, Ltd.	909,823
9,000	[1]	Datadog, Inc.	1,035,540
11,340	[1]	Elastic N.V.	870,458
700	[1]	HubSpot, Inc.	372,120
38,900	[1]	Klaviyo, Inc.	1,376,282
3,150		Microsoft Corp.	1,355,445
2,300		Motorola Solutions, Inc.	1,034,149
1,600	[1]	Novanta, Inc.	286,272
12,200		NVIDIA Corp.	1,481,568
4,300	[1]	Palo Alto Networks, Inc.	1,469,740
6,300	[1]	Q2 Holdings, Inc.	502,551
51,226	[1]	QXO, Inc.	807,834
9,000	[1,2]	Rubrik, Inc.	289,350
3,900		Salesforce, Inc.	1,067,469
3,850	[1]	ServiceNow, Inc.	3,443,402
21,200	[1]	Shopify, Inc.	1,698,968
6,120	[1]	Smartsheet, Inc.	338,803
1,400	[1]	SPS Commerce, Inc.	271,838
4,300		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	746,781
2,530	[1]	Tyler Technologies, Inc.	1,476,812
6,200	[1]	Vertex, Inc.	238,762
3,000	[1]	Workday, Inc.	733,230
		TOTAL	24,463,700
		Materials—4.8%
16,960		Agnico Eagle Mines Ltd.	1,366,298
18,300	[1]	ATI, Inc.	1,224,453
2,350		Eagle Materials, Inc.	675,977
1,600		Martin Marietta Materials	861,200
17,200		Newmont Corp.	919,340

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
5,000		Sherwin-Williams Co.	$ 1,908,350
		TOTAL	6,955,618
		Real Estate—4.2%
14,400		Americold Realty Trust, Inc.	407,088
31,600	[1]	CoStar Group, Inc.	2,383,904
7,130		Gaming and Leisure Properties, Inc.	366,838
19,865		Healthpeak Properties, Inc.	454,313
4,246		ProLogis, Inc.	536,185
5,700		Ryman Hospitality Properties, Inc.	611,268
40,200		VICI Properties, Inc.	1,339,062
		TOTAL	6,098,658
		Utilities—1.5%
5,700		American Electric Power Co., Inc.	584,820
7,050		Duke Energy Corp.	812,865
9,900		NextEra Energy, Inc.	836,847
		TOTAL	2,234,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,760,499)	142,691,476
		PREFERRED STOCKS—0.5%
		Health Care—0.5%
60,006	[3]	CeQur S.A.	289,710
1,382		Regulus Therapeutics, Inc.	216,974
32,229		Regulus Therapeutics, Inc.	50,600
880		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	138,160
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $702,492)	695,444
		WARRANTS—0.3%
		Health Care—0.3%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	14,017
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	7,846
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	6,790
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	121,735
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	218,017
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	78,970
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	569
		TOTAL WARRANTS (IDENTIFIED COST $663,878)	447,944
		INVESTMENT COMPANY—1.3%
1,927,729		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4] (IDENTIFIED COST $1,927,729)	1,927,729
		REPURCHASE AGREEMENT—0.4%
$ 571,000		Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $571,000)	571,000
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $86,625,598)	146,333,593
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(1,998,435)
		TOTAL NET ASSETS—100%	$144,335,158

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended September 30, 2024, were as follows:
Affiliated	Value as of 12/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 9/30/2024	Shares Held as of 9/30/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$1,799,835	$97,653	$(721,785)	$(744,497)	$422,922	$854,128	17,600	$—
Arcturus Therapeutics Holdings, Inc.	$1,969,868	$—	$(73,292)	$(450,806)	$(49,456)	$1,396,314	60,160	$—
aTyr Pharma, Inc.	$170,046	$134,520	$—	$41,450	$—	$346,016	196,600	$—
Dynavax Technologies Corp.**	$1,955,802	$120,747	$(1,073,498)	$(879,460)	$588,255	$711,846	63,900	$—
IDEAYA Biosciences, Inc.	$1,586,868	$1,273,977	$(85,717)	$(393,530)	$13,410	$2,395,008	75,600	$—
Merus NV**	$992,365	$153,700	$(628,033)	$291,232	$274,868	$1,084,132	21,700	$—
Minerva Neurosciences, Inc.	$105,934	$—	$—	$(59,943)	$—	$45,991	17,225	$—
Minerva Neurosciences, Inc.	$24,908	$—	$—	$(14,094)	$—	$10,814	4,050	$—
Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$32,287	$—	$—	$(18,270)	$—	$14,017	5,250	$—
Regulus Therapeutics, Inc.	$176,896	$—	$—	$40,078	$—	$216,974	1,382	$—
Regulus Therapeutics, Inc.	$41,253	$—	$—	$9,347	$—	$50,600	32,229	$—
Regulus Therapeutics, Inc.	$65,380	$195,321	$—	$11,151	$—	$271,852	173,154	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$140,800	$—	$(2,640)	$—	$138,160	880	$—
Rezolute, Inc.	$83,543	$52,960	$—	$335,955	$—	$472,458	97,414	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$397	$—	$—	$7,449	$—	$7,846	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$1,390	$—	$—	$5,400	$—	$6,790	1,400	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$—	$100,375	$—	$21,360	$—	$121,735	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$44,615	$—	$—	$173,402	$—	$218,017	44,952	$—
Scynexis, Inc.	$70,691	$—	$(13,881)	$71,235	$(95,265)	$32,780	22,000	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$1,014	$—	$—	$(445)	$—	$569	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$118,190	$—	$—	$(39,220)	$—	$78,970	53,000	$—
Affiliated issuers no longer in the portfolio at period end	$1,556,168	$—	$(3,489,182)	$(861,001)	$2,794,015	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$10,797,450	$2,270,053	$(6,085,388)	$(2,455,847)	$3,948,749	$8,475,017	919,936	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At September 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$—
Purchases at Cost	$9,058,344
Proceeds from Sales	$(7,130,615)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$1,927,729
Shares Held as of 9/30/2024	1,927,729
Dividend Income	$17,163

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,928,352	$1,927,729

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$118,576,465	$1,311,229	$270,178	$120,157,872
International	11,787,166	10,657,387	89,051	22,533,604
Preferred Stocks
Domestic	267,574	138,160	—	405,734
International	—	—	289,710	289,710
Debt Securities:
Warrants	360,559	87,385	—	447,944
Repurchase Agreement	—	571,000	—	571,000
Investment Company	1,927,729	—	—	1,927,729
TOTAL SECURITIES	$132,919,493	$12,765,161	$648,939	$146,333,593

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right